Tax Matters - Narrative (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Examination [Line Items]
Unrecognized tax benefits, interest on income taxes expense	$ 120,000,000				$ 545,000,000
Selling, informational and administrative expenses	16,616,000,000	[1]	18,832,000,000	[1]	18,973,000,000	[1]
Unrecognized tax benefits net liabilities	5,000,000,000		6,100,000,000
Unrecognized tax benefits assets	1,300,000,000		1,200,000,000
Interest on unrecognized tax benefits			203,000,000
Unrecognized tax benefits, interest on income taxes accrued	766,000,000		951,000,000
Unrecognized accrued interest decrease as a result of cash payments	63,000,000		203,000,000
Income taxes payable	1,010,000,000		1,009,000,000
Taxes and other current assets	9,196,000,000		9,380,000,000
Other taxes payable	6,610,000,000		6,886,000,000
Effective tax rate for income from continuing operations	21.20%		31.80%		12.20%
Unrecognized tax benefits, potential decreases resulting from settlements with taxing authorities	150,000,000
US Health Care Legislation [Member]
Income Tax Examination [Line Items]
Selling, informational and administrative expenses	336,000,000		248,000,000
Deferred tax asset write - off					270,000,000
International
Income Tax Examination [Line Items]
Unremitted earnings tax liability not recognized amount	73,000,000,000
Gross Accrued Interest [Member]
Income Tax Examination [Line Items]
Income taxes payable			120,000,000
Taxes and other current assets	14,000,000		2,000,000
Other taxes payable	$ 752,000,000		$ 829,000,000

[1]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.